Consolidated Statements Of Comprehensive (Loss) Income (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares
Number of Class A ordinary shares representing one American depositary shares (ADSs)	8	8	8